Schedule of Investments (unaudited) November 30, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$525	$640,101

New York — 132.1%

Corporate — 3.3%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	8,445	12,138,421
New York State Environmental Facilities Corp., RB, 2.75%, 09/01/50(a)	970	985,132
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	525	612,727
AMT, 5.00%, 10/01/40	1,485	1,712,235

		15,448,515

County/City/Special District/School District — 31.0%
City of New York New York, GO
Sub-Series D-1, 5.00%, 10/01/21(b)	1,405	1,460,540
Sub-Series D-1, 5.00%, 10/01/33	2,770	2,870,302
City of New York New York, Refunding GO
Series E, 5.50%, 08/01/25	2,710	3,064,929
Series E, 5.00%, 08/01/32	2,000	2,226,880
Series I, 5.00%, 08/01/32	490	525,344
City of New York, GO
Series A-1, 5.00%, 08/01/21(b)	2,350	2,424,307
Sub-Series D-1, 5.00%, 08/01/31	945	1,053,136
Sub-Series F-1, 5.00%, 04/01/43	4,550	5,527,522
City of New York, Refunding GO, Series E, 5.00%, 08/01/30	2,000	2,188,560
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,400	1,692,530
Series B, (AGM), 5.00%, 07/01/45	1,815	2,216,278
County of Nassau New York, Refunding GO, Series C, 5.00%, 10/01/31	1,980	2,426,332
Erie County Industrial Development Agency, RB,
Series A, (SAW), 5.25%, 05/01/31	1,000	1,019,540
Erie County Industrial Development Agency, Refunding
RB, Series A, (SAW), 5.00%, 05/01/28	1,685	2,034,486
Metropolitan Transportation Authority, RB, Series A, 5.00%, 11/15/42	3,500	4,091,045
Metropolitan Transportation Authority, Refunding RB
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,468,120
Sub-Series B-2, 4.00%, 11/15/34	2,500	2,816,850
New York City Industrial Development Agency, RB
(AMBAC), 5.00%, 01/01/31	3,500	3,508,330
(AMBAC), 5.00%, 01/01/36	6,150	6,160,024
(AGC), 6.38%, 01/01/39	800	803,360
(AGC), 0.00%, 03/01/39(c)	1,380	826,965
New York City Industrial Development Agency,
Refunding RB 3.00%, 03/01/49	1,830	1,872,932
Series A, AMT, 5.00%, 07/01/28	820	860,500
New York City Transitional Finance Authority Future Tax
Secured Revenue, RB
Series A-1, 5.00%, 11/01/38	950	1,062,148
Series A-2, 5.00%, 08/01/38	3,440	4,220,536
Sub-Series A-1, 5.00%, 08/01/40	860	1,070,984
Sub-Series A-3, 4.00%, 08/01/43	2,790	3,153,844
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,397,591

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Sub-Series B-1, 5.00%, 11/01/36	$1,690	$1,926,346
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,723,666
Sub-Series E-1, 5.00%, 02/01/39	2,730	3,315,612
Sub-Series E-1, 5.00%, 02/01/43	2,510	3,025,152
Sub-Series F-1, 5.00%, 05/01/42	8,825	10,699,518
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/32	565	399,941
Series B, Sub Lien, 0.00%, 11/15/42	2,185	1,044,059
Series B, Sub Lien, 0.00%, 11/15/47	5,600	2,120,384
Series B, Sub Lien, 0.00%, 11/15/48	2,665	963,637
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	767,517
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,765	1,125,848
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	6,150	6,929,328
5.00%, 11/15/45	12,215	13,549,855
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	1,710	1,781,786
5.00%, 11/15/44	4,000	4,155,280
5.75%, 11/15/51	1,755	1,839,170
Class 1, 4.00%, 09/15/35	885	925,807
Class 2, 5.00%, 09/15/43	3,430	3,599,442
Series 1, Class 1, 5.00%, 11/15/44(d)	5,075	5,276,274
New York State Dormitory Authority, RB(b)
Series A, 5.00%, 07/01/21	1,500	1,541,505
Series A, 5.00%, 02/15/23	4,995	5,516,028
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/22(b)	1,490	1,601,720
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(b)	2,840	3,198,238

		145,070,028

Education — 14.7%
Albany Capital Resource Corp., Refunding RB
Series A, 5.00%, 12/01/30	250	282,943
Series A, 5.00%, 12/01/32	100	112,909
Series A, 4.00%, 12/01/34	110	117,159
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, 5.38%, 04/01/21(b)	1,000	1,017,020
Build NYC Resource Corp. Refunding RB, 5.00%, 08/01/47	505	569,069
Build NYC Resource Corp., Refunding RB
4.00%, 08/01/42	525	559,099
Series A, 5.00%, 06/01/43	450	510,430
Dobbs Ferry Local Development Corp. RB, 5.00%, 07/01/39	750	850,080
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	570	681,167
5.00%, 07/01/48	855	1,011,670
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	985	1,191,269
4.00%, 07/01/46	1,865	2,088,781
Hempstead Town Local Development Corp., Refunding RB, 5.00%, 07/01/47	1,030	1,211,610
Madison County Capital Resource Corp., RB Series B, 5.00%, 07/01/40	685	801,498

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Madison County Capital Resource Corp., RB (continued)
Series B, 5.00%, 07/01/43	$2,480	$2,896,814
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(b)	1,240	1,391,516
Series A, 4.00%, 07/01/39	350	387,839
Series A, 4.00%, 07/01/50	1,035	1,207,276
New York State Dormitory Authority, RB (AGM), 5.75%, 05/01/21(b)	1,770	1,810,427
1st Series, (AMBAC), 5.50%, 07/01/40	3,500	5,368,930
Series A, 5.00%, 07/01/21(b)	175	179,814
Series A, 5.50%, 07/01/21(b)	1,375	1,416,814
Series B, 5.00%, 07/01/22(b)	3,000	3,224,940
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	1,900	2,143,656
Series A, 5.00%, 07/01/22(b)	7,180	7,718,649
Series A, 5.25%, 07/01/23(b)	11,190	12,629,193
Series A, 5.00%, 07/01/35	1,030	1,185,839
Series A, 4.00%, 07/01/37	510	563,815
Series A, 5.00%, 07/01/37	2,005	2,262,201
Series A, 5.00%, 07/01/43	1,520	1,753,274
Series A, 5.00%, 07/01/46	1,540	1,817,215
Onondaga County Trust for Cultural Resources, RB, 5.00%, 12/01/21(b)	2,235	2,341,039
Orange County Funding Corp., Refunding RB Series A, 5.00%, 07/01/37	715	752,094
Series A, 5.00%, 07/01/42	445	466,516
St Lawrence County Industrial Development Agency, RB 6.00%, 09/01/34	300	309,951
5.38%, 09/01/41	125	128,340
Tompkins County Development Corp., RB(b) (AGM), 5.25%, 01/01/21	700	702,828
(AGM), 5.50%, 01/01/21	500	502,120
Troy Capital Resource Corp., Refunding RB,
4.00%, 09/01/40	820	922,123
Trust for Cultural Resources of The City of New York, Refunding RB Series A, 5.00%, 07/01/37	1,775	2,046,273
Series A, 5.00%, 07/01/41	750	859,252
Yonkers Economic Development Corp., Refunding RB Series A, 5.00%, 10/15/40	320	360,675
Series A, 5.00%, 10/15/50	540	600,075

		68,954,202

Health — 8.8%
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	4,495	4,818,325
Monroe County Industrial Development Corp. Refunding RB, 3.00%, 12/01/40	1,010	1,021,403
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	500	549,415
5.00%, 12/01/46	800	927,968
Monroe County Industrial Development Corp., Refunding RB (FHA INS), 5.50%, 08/15/40	5,925	5,988,931
4.00%, 12/01/46	2,415	2,692,459
Series A, 5.00%, 12/01/37	1,180	1,272,960

Security	Par (000)	Value

Health (continued)
New York City Health and Hospitals Corp., Refunding RB, Series A, 5.00%, 02/15/30	$1,800	$1,806,570
New York State Dormitory Authority, RB Series C, 4.25%, 05/01/39	1,000	1,041,830
Series D, 4.25%, 05/01/39	685	713,654
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/45	675	742,129
1st Series, 5.00%, 07/01/42	2,200	2,703,162
Series A, 5.00%, 05/01/21(b)	2,000	2,039,480
Series A, 5.25%, 05/01/21(b)	7,375	7,528,179
Series A, 5.00%, 05/01/32	2,645	3,078,515
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	2,315	2,443,112
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	460	523,250
Westchester County Healthcare Corp., Refunding RB, Series A, Senior Lien, 5.00%, 11/01/21(b)	1,340	1,398,250

		41,289,592

Housing — 9.1%
New York City Housing Development Corp., Series 2014-8SPR, Class F, 4.50%, 02/15/48	1,075	1,118,688
New York City Housing Development Corp., RB, M/F Housing 4.00%, 11/01/43	640	699,411
Series A, 2.90%, 11/01/50	2,725	2,778,764
Series B-1, 5.25%, 07/01/32	6,505	7,254,961
Series B-1, 5.00%, 07/01/33	1,375	1,523,431
Series D-1-B, 4.20%, 11/01/40	450	482,153
Series G-1, 3.90%, 05/01/45	450	470,277
Series H, 2.55%, 11/01/45	1,055	1,063,841
Series H, 2.60%, 11/01/50	1,810	1,818,706
Series I-1-A, 3.95%, 11/01/36	450	493,079
Series I-1-A, 4.05%, 11/01/41	450	492,863
New York City Housing Development Corp., Refunding RB, Series F-1-A, 3.30%, 11/01/46	460	479,831
New York City Housing Development Corp., Refunding RB, M/F Housing Series B-1-A, 3.65%, 11/01/49	1,040	1,103,679
Series B-1-A, 3.75%, 11/01/54	1,435	1,523,841
Series D-1-B, (FHA 542 (C)), 2.50%, 11/01/55	2,270	2,203,171
New York State Housing Finance Agency, RB, M/F Housing
Series B, (GNMA/FNMA/FHLMC SONYMA COLL), 4.00%, 11/01/42	845	928,097
Series C, (SONYMA GNMA/FNMA/FHLMC), 3.38%, 11/01/49	170	176,574
Series D, (SONYMA), 3.80%, 11/01/49	1,700	1,852,524
Series E, (SONYMA), 3.80%, 11/01/49	945	1,027,281
Series H, 4.15%, 11/01/43	1,375	1,541,953
Series H, 4.20%, 11/01/48	905	1,009,699
Series P, 3.15%, 11/01/54	1,100	1,140,832
Series A, AMT, 4.65%, 11/15/38	1,000	1,001,910
State of New York Mortgage Agency, RB, S/F Housing, Series 225, 2.45%, 10/01/45	400	406,884
State of New York Mortgage Agency, Refunding RB Series 218, AMT, 3.60%, 04/01/33	905	997,229
Series 218, AMT, 3.85%, 04/01/38	325	358,787

2

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	$2,880	$3,047,933
Series 213, 4.20%, 10/01/43	70	78,215
Series 194, AMT, 3.80%, 04/01/28	3,140	3,410,762
Yonkers Industrial Development Corp., RB, AMT, (SONYMA), 5.25%, 04/01/37	2,000	2,007,260

		42,492,636

State — 10.4%
New York City Transitional Finance Authority Building
Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,045	5,864,157
New York State Dormitory Authority, RB
Series 2015B-C, 5.00%, 03/15/37	1,500	1,778,550
Series A, 5.00%, 03/15/41	7,125	8,675,899
Series A, 5.00%, 02/15/42	7,500	8,929,425
Series B, 5.00%, 03/15/37	3,000	3,166,860
Series B, 5.00%, 03/15/38	1,000	1,225,360
Series B, 5.00%, 03/15/39	1,465	1,794,625
Series B, 5.00%, 03/15/42	4,600	4,841,546
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/46	3,600	4,237,884
Series C, 5.00%, 03/15/38	100	125,207
Series E, 5.00%, 03/15/41	2,800	3,500,280
New York State Urban Development Corp., RB,
Series C, 5.00%, 03/15/32	2,000	2,202,380
Sales Tax Asset Receivable Corp., Refunding RB,
Series A, 4.00%, 10/15/32	2,070	2,334,442

		48,676,615

Tobacco — 2.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	1,875	1,919,213
5.00%, 06/01/48	680	694,457
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,010	2,128,670
Series A-2-B, 5.00%, 06/01/51	765	795,615
Series B, 5.00%, 06/01/41	575	664,004
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	1,495	1,561,677
5.25%, 05/15/40	1,500	1,546,980
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	313,929
Westchester Tobacco Asset Securitization Corp.,
Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,350	2,510,059

		12,134,604

Transportation — 36.5%
Buffalo & Fort Erie Public Bridge Authority, RB
5.00%, 01/01/42	1,565	1,843,445
5.00%, 01/01/47	750	868,095
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	2,285	2,720,658
Series A, 5.00%, 02/15/42	5,975	7,090,174
Series A, 4.00%, 02/15/44	2,230	2,483,283
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/21(b)	1,000	1,045,310
Series A, 5.00%, 05/15/23(b)	3,000	3,348,420
Series A-1, 5.25%, 11/15/23(b)	3,240	3,716,798
Series B, 5.25%, 11/15/44	1,000	1,068,290

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, RB (continued)
Series D, 5.25%, 11/15/21(b)	$2,000	$2,095,380
Series E, 5.00%, 11/15/38	8,750	9,235,975
Sub-Series B-3, 5.00%, 11/15/23(b)	1,000	1,139,830
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	1,000	1,037,700
Series A, (AGM), 4.00%, 11/15/46	855	955,437
Series A1, 5.00%, 11/15/37	1,500	1,662,825
Series C-1, 4.75%, 11/15/45	1,505	1,690,822
Series C-1, 5.00%, 11/15/56	1,920	2,100,902
Series D, 5.00%, 11/15/30	885	925,648
Sub-Series B-1, 5.00%, 11/15/51	2,360	2,707,557
Sub-Series C-1, 5.00%, 11/15/34	1,845	2,031,843
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,915,294
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	11,500	11,996,570
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	1,770	2,067,413
Series A, Junior Lien, 5.25%, 01/01/56	1,080	1,255,932
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(b)	8,040	8,453,047
Series J, 5.00%, 01/01/41	5,000	5,576,250
Series K, 5.00%, 01/01/29	1,750	2,048,813
Series K, 5.00%, 01/01/31	1,000	1,167,480
Series L, 5.00%, 01/01/35	810	998,965
New York Transportation Development Corp. Refunding RB
Class A, AMT, 4.00%, 12/01/41	225	250,511
Class A, AMT, 4.00%, 12/01/42	225	250,106
New York Transportation Development Corp., ARB
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,250	1,320,650
Series A, AMT, 5.00%, 07/01/41	1,805	1,967,775
Series A, AMT, 5.00%, 07/01/46	1,885	2,051,389
Series A, AMT, 5.25%, 01/01/50	11,605	12,707,823
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	100	120,938
AMT, 5.00%, 04/01/35	90	108,320
AMT, 5.00%, 04/01/36	95	113,919
AMT, 5.00%, 04/01/37	110	131,560
AMT, 5.00%, 04/01/38	55	65,658
AMT, 5.00%, 04/01/39	80	95,365
Port Authority of New York & New Jersey, ARB
Consolidated, 220th Series, AMT, 4.00%, 11/01/59	4,905	5,459,412
Series 6, AMT, (NPFGC), 5.75%, 12/01/22	8,555	8,575,190
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 183th Series, 4.00%, 06/15/44	1,500	1,617,420
Series 179, 5.00%, 12/01/38	1,390	1,553,909
178th Series, AMT, 5.00%, 12/01/43	750	828,525
195th Series, AMT, 5.00%, 04/01/36	1,400	1,664,124
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	285	297,418
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	2,375	2,828,863
Series 178th, AMT, 5.00%, 12/01/33	1,000	1,115,220
Port Authority of New York & New Jersey, Refunding RB, Series 211th, 4.00%, 09/01/43	5,000	5,684,950
State of New York Thruway Authority, Series B,
Subordinate, 4.00%, 01/01/53	815	919,923
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	950	1,108,593

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, RB (continued)
Series B, 5.00%, 11/15/40	$940	$1,104,857
Series B, 5.00%, 11/15/45	820	955,628
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/36	1,000	1,082,970
Series A, 5.00%, 11/15/41	5,000	5,917,050
Series A, 5.25%, 11/15/45	1,280	1,494,054
Series A, 5.00%, 11/15/50	3,000	3,438,150
Series B, 5.00%, 11/15/38	8,225	9,975,445
Series C, 5.00%, 11/15/37	870	1,088,118
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	7,670	6,139,221

		171,281,210

Utilities — 15.7%
Long Island Power Authority, RB 5.00%, 09/01/35	1,000	1,274,250
5.00%, 09/01/36	825	1,026,341
5.00%, 09/01/37	3,175	4,019,772
5.00%, 09/01/42	280	342,936
5.00%, 09/01/47	905	1,094,742
Series A, (AGM), 5.00%, 05/01/21(b)	2,375	2,421,621
Long Island Power Authority, Refunding RB
Series B, 5.00%, 09/01/41	475	573,154
Series B, 5.00%, 09/01/46	660	789,565
New York City Water & Sewer System, RB
Series DD, 5.25%, 06/15/47	3,850	4,738,041
Series DD-1, 4.00%, 06/15/49	1,135	1,310,165
Series DD-1, 3.00%, 06/15/50	795	862,845
New York City Water & Sewer System, Refunding RB
Series EE, 5.00%, 06/15/40	4,290	5,363,830
Series FF, 5.00%, 06/15/40	2,000	2,520,760
Series HH, 5.00%, 06/15/39	2,250	2,673,248
Sub-Series AA-1, 3.00%, 06/15/50	1,370	1,476,613
Sub-Series GG, 5.00%, 06/15/21(b)	1,000	1,025,430
New York Power Authority, Refunding RB, Series A,
5.00%, 11/15/38	2,580	2,688,592
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	3,170	3,741,044
Series B, Subordinate, 5.00%, 06/15/48	1,120	1,400,392
New York State Environmental Facilities Corp.,
Refunding RB
Series A, 5.00%, 06/15/40	1,545	1,839,415
Series A, 5.00%, 06/15/45	7,935	9,392,977
Series A, 4.00%, 06/15/46	1,000	1,127,590
Series B, 5.00%, 06/15/36	3,200	3,280,064
Utility Debt Securitization Authority, Refunding RB,
Series TE, Restructured, 5.00%, 12/15/41	15,490	17,527,245
Western Nassau County Water Authority, RB, Series A,
5.00%, 04/01/40	1,065	1,237,530

		73,748,162

Total Municipal Bonds in New York		619,095,564

Puerto Rico — 4.6%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	783	847,973
Series A-1, Restructured, 5.00%, 07/01/58	5,368	5,904,371
Series A-2, Restructured, 4.33%, 07/01/40	10,319	10,992,212
Series A-2, Restructured, 4.78%, 07/01/58	390	422,050

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB (continued)
Series B-1, Restructured, 4.75%, 07/01/53	$620	$671,838
Series B-2, Restructured, 4.78%, 07/01/58	601	651,706
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB, CAB, Series A-1, Restructured, 0.00%,
07/01/46(c)	6,358	1,902,568

Total Municipal Bonds — 136.8% (Cost: $589,136,125)		641,128,383

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 25.2%

County/City/Special District/School District — 2.3%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36 .	2,500	2,831,475
Hudson Yards Infrastructure Corp., RB (f)
5.75%, 02/15/21(b)	3,714	3,755,087
5.75%, 02/15/47	2,285	2,310,016
New York City Transitional Finance Authority Future Tax
Secured Revenue, RB, Sub-Series D-1, 5.00%,
11/01/38	1,650	1,714,548

		10,611,126

Education(b) — 1.4%
New York State Dormitory Authority, RB, Series
A, 5.00%, 07/01/21	4,448	4,571,167
Trust for Cultural Resources of The City of New York,
Refunding RB, Series A, 5.00%, 08/01/23	1,981	2,231,053

		6,802,220

Housing — 3.9%
New York City Housing Development Corp., RB, M/F
Housing, Series C-1A, 4.00%, 11/01/53	2,267	2,406,795
New York City Housing Development Corp., Refunding
RB, Series A, 4.25%, 11/01/43	3,630	4,055,109
New York City Housing Development Corp., Refunding
RB, M/F Housing, Series B-1-A, 3.85%, 05/01/58	2,175	2,317,528
New York State Housing Finance Agency, RB, M/F
Housing, Series I, 4.05%, 11/01/48	4,543	5,009,038
New York State Housing Finance Agency, Refunding
RB, Series C, 3.85%, 11/01/39	2,002	2,244,028
State of New York Mortgage Agency, Refunding RB, S/F
Housing, Series 192, 3.80%, 10/01/31	2,016	2,177,635

		18,210,133

State — 5.5%
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32	2,000	2,542,200
Series C, 5.00%, 03/15/41	2,500	2,530,700
New York State Dormitory Authority, Refunding RB,
Series A, 5.00%, 03/15/40(f)	2,950	3,668,750
New York State Urban Development Corp., Refunding
RB, Series A, 5.00%, 03/15/45	1,471	1,709,442
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 5.00%, 10/15/31	7,380	8,627,294
Series A, 4.00%, 10/15/32	6,000	6,766,500

		25,844,886

Transportation — 7.5%
New York Liberty Development Corp., Refunding RB,
Class 1, 5.00%, 09/15/40	2,610	2,757,752

4

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/45(f)	$4,949	$5,677,602
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	2,325	2,610,278
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	3,405	3,976,495
Series 169th, AMT, 5.00%, 10/15/25	8,005	8,307,422
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	10,000	11,734,900

		35,064,449

Utilities — 4.6%
New York City Water & Sewer System,
Refunding RB 5.00%, 06/15/38(f)	1,151	1,434,408
Series HH, 5.00%, 06/15/32	7,151	7,331,120
New York Power Authority, Refunding RB,
Series A, 4.00%, 11/15/60	5,446	6,353,193
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	3,000	3,682,110
Series B, 4.00%, 12/15/35	2,600	3,024,346

		21,825,177

Total Municipal Bonds in New York		118,357,991

Total Municipal Bonds Transferred to Tender Option Bond Trusts —25.2% (Cost: $110,969,175)		118,357,991

Total Long-Term Investments — 162.0% (Cost: $700,105,300)		759,486,374

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(g)(h)	6,646,313	$6,646,313

Total Short-Term Securities — 1.4% (Cost: $6,646,313)		6,646,313

Total Investments — 163.4% (Cost: $706,751,613)		766,132,687

Other Assets Less Liabilities — 2.0%		9,377,982

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.5)%		(63,401,041)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs —(51.9)%		(243,282,059)

Net Assets Applicable to Common Shares — 100.0%		$468,827,569

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2025 to February 15, 2047, is $9,229,367.

(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$3,234,262	$3,412,731	(a)	$—	$(680)	$—	$6,646,313	6,646,313	$144	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2020	Black Rock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$641,128,383	$—	$641,128,383
Municipal Bonds Transferred to Tender Option Bond Trusts	—	118,357,991	—	118,357,991
Short-Term Securities
Money Market Funds	6,646,313	—	—	6,646,313

	$6,646,313	$759,486,374	$—	$766,132,687

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(63,384,372)	$—	$(63,384,372)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(306,984,372)	$—	$(306,984,372)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHA	Federal Housing Administration

GO	General Obligation Bonds

INS	Insured

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

6